UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 79.2%
Global - 21.7%
Earthquake - 1.5%
Acorn Re 2018-1 Class A
(3 Month LIBOR USD + 2.750%), 11/10/2021 (a)(b)(c)(d) (Cost: $5,587,000; Original Acquisition Date: 07/03/2018)		$5,587,000	$5,554,037
IBRD CAR 116
(3 Month LIBOR USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,750,000; Original Acquisition Date: 02/02/2018)		1,750,000	1,744,837
IBRD CAR 117
(3 Month LIBOR USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	1,998,900
IBRD CAR 118-Class A
(3 Month LIBOR USD + 2.500%), 02/14/2020 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 02/02/2018)		750,000	747,975
IBRD CAR 119-Class B
(3 Month LIBOR USD + 8.250%), 02/14/2020 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 02/02/2018)		1,500,000	1,487,700
IBRD CAR 120
(3 Month LIBOR USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 02/02/2018)		2,000,000	2,002,700

			13,536,149

Mortality/Longevity/Disease - 2.8%
Benu Capital Class B
(3 Month EURIBOR + 3.350%), 01/08/2020 (a)(b)(c)(d)(e) (Cost: $12,884,938; Original Acquisition Date: 04/21/2015)	EUR	12,000,000	13,833,370
Chesterfield 2014-1
4.500%, 12/15/2034 (c)(d)(f) (Cost: $3,868,750; Original Acquisition Date: 12/11/2014)		$3,868,750	3,832,771
IBRD CAR 111-Class A
(6 Month LIBOR USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $2,966,000; Original Acquisition Date: 06/28/2017)		2,966,000	2,969,559
IBRD CAR 112-Class B
(6 Month LIBOR USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $871,000; Original Acquisition Date: 06/28/2017)		871,000	598,812
Vita Capital VI
(6 Month LIBOR USD + 2.900%), 01/08/2021 (a)(b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/15/2015)		3,000,000	3,030,600

			24,265,112

Multiperil - 15.6%
Atlas Capital UK 2018 PLC
(3 Month LIBOR USD + 6.000%), 06/07/2022 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)		8,750,000	8,695,750
Atlas IX 2015-1
(3 Month LIBOR USD + 0.100%), 04/07/2019 (a)(b)(c)(d) (Cost: $7,588,315; Original Acquisition Date: 02/05/2015)		7,586,889	5,800,177
Atlas IX 2016-1
(3 Month LIBOR USD + 7.590%), 01/08/2020 (a)(b)(c)(d) (Cost: $25,962,255; Original Acquisition Date: 12/23/2015)		25,948,000	25,589,918
Galileo Re 2017-1 Class B
(3 Month LIBOR USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)		2,074,000	2,076,281
Kendall Re 2018-1 Class A
(3 Month LIBOR USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $6,401,971; Original Acquisition Date: 04/19/2018)		6,396,000	6,381,929

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
Multiperil - 15.6% (continued)
Kilimanjaro Re 2015-1 Class D
(T-BILL 3MO + 9.250%), 12/06/2019 (a)(b)(c)(d)(e) (Cost: $10,000,000; Original Acquisition Date: 11/10/2015)		$10,000,000	$10,006,000
Kilimanjaro Re 2015-1 Class E
(T-BILL 3MO + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $15,789,828; Original Acquisition Date: 11/10/2015)		15,784,000	15,773,740
Kilimanjaro Re II 2017-1 Class A-1
(6 Month LIBOR USD + 9.490%), 04/20/2021 (a)(b)(c)(d) (Cost: $3,666,000; Original Acquisition Date: 04/06/2017)		3,666,000	3,714,025
Kilimanjaro Re II 2017-1 Class B-1
(6 Month LIBOR USD + 7.140%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,320,920; Original Acquisition Date: 04/06/2017)		13,241,000	13,355,535
Kilimanjaro Re II 2017-1 Class C-1
(6 Month LIBOR USD + 5.720%), 04/20/2021 (a)(b)(c)(d) (Cost: $18,733,055; Original Acquisition Date: 06/06/2017)		18,627,000	18,787,192
Kilimanjaro Re II 2017-2 Class A-2
(6 Month LIBOR USD + 9.490%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,583,725
Kilimanjaro Re II 2017-2 Class B-2
(6 Month LIBOR USD + 7.140%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,362,657
Kilimanjaro Re II 2017-2 Class C-2
(6 Month LIBOR USD + 5.720%), 04/21/2022 (a)(b)(c)(d)(e) (Cost: $1,760,000; Original Acquisition Date: 04/06/2017)		1,760,000	1,764,400
Loma Re 2013-1 Class C
(T-BILL 3MO + 0.500%), 04/08/2019 (a)(b)(c)(d) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	9,315,390
Northshore Re 2018-1 Class A
(3 Month LIBOR USD + 7.700%), 07/08/2022 (a)(b)(c)(d) (Cost: $4,441,000; Original Acquisition Date: 07/02/2018)		4,447,000	4,438,328
Queen Street Re XII
(6 Month LIBOR USD + 5.250%), 04/08/2020 (a)(b)(c)(d)(e) (Cost: $3,463,000; Original Acquisition Date: 05/13/2016)		3,463,000	3,479,969
Riverfront Re 2017-1 Class A
(T-BILL 3MO + 4.720%), 01/15/2021 (a)(b)(c)(d) (Cost: $4,524,651; Original Acquisition Date: 05/23/2017)		4,538,000	4,493,301

			137,618,317

Other - 0.6%
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(f) (Cost: $5,093,092; Original Acquisition Date: 05/19/2016)	CHF	5,047,000	5,148,391

Windstorm - 1.2%
IBRD CAR 114-Class B
(6 Month LIBOR USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,884,000; Original Acquisition Date: 07/24/2017)		$2,884,000	2,864,677
IBRD CAR 115-Class C
(6 Month LIBOR USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,019,000; Original Acquisition Date: 07/24/2017)		2,019,000	2,008,300
Queen Street Re XI
(T-BILL 3MO + 6.150%), 06/07/2019 (a)(b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 12/15/2015)		6,000,000	6,026,100

			10,899,077

			191,467,046

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Japan - 5.1%
Earthquake - 4.7%
Kizuna Re II 2018-1 Class B
(T-BILL 3MO + 2.500%), 04/11/2023 (a)(b)(c)(d) (Cost: $362,000; Original Acquisition Date: 03/16/2018)	$362,000	$356,805
Nakama Re 2014-2 Class 2
(T-BILL 3MO + 2.875%), 01/16/2020 (a)(b)(c)(d)(e) (Cost: $6,815,642; Original Acquisition Date: 12/12/2014)	6,806,000	6,779,797
Nakama Re 2015-1 Class 2
(T-BILL 3MO + 3.250%), 01/14/2021 (a)(b)(c)(d)(e) (Cost: $6,000,000; Original Acquisition Date: 12/14/2015)	6,000,000	5,993,100
Nakama Re 2016-1 Class 1
(6 Month LIBOR USD + 2.200%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)	7,500,000	7,461,750
Nakama Re 2016-1 Class 2
(6 Month LIBOR USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)	4,830,000	4,806,091
Nakama Re 2018-1 Class 1
(3 Month LIBOR USD + 2.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $13,500,000; Original Acquisition Date: 02/22/2018)	13,500,000	13,417,650
Nakama Re 2018-1 Class 2
(3 Month LIBOR USD + 3.000%), 04/13/2023 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 02/22/2018)	3,000,000	2,961,600

		41,776,793

Multiperil - 0.3%
Akibare Re 2018-1 Class A
(3 Month LIBOR USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,655,000; Original Acquisition Date: 03/22/2018)	1,655,000	1,614,121
Akibare Re 2018-1 Class B
(3 Month LIBOR USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,182,000; Original Acquisition Date: 03/22/2018)	1,182,000	1,149,791

		2,763,912

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month LIBOR USD + 2.240%), 04/07/2020 (a)(b)(c)(d)(e) (Cost: $1,149,000; Original Acquisition Date: 03/23/2016)	1,149,000	1,140,038

		45,680,743

United States - 52.4%
Earthquake - 15.9%
Golden State Re II 2018-1 Class A
(3 Month LIBOR USD + 2.200%), 01/08/2023 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 11/29/2018)	8,750,000	8,756,563
Kilimanjaro Re 2014-2 Class C
(T-BILL 3MO + 3.750%), 11/25/2019 (a)(b)(c)(d)(e) (Cost: $42,906,101; Original Acquisition Date: 07/20/2017)	42,886,000	42,800,228
Merna Re 2016-1 Class A
(T-BILL 3MO + 2.250%), 04/08/2019 (a)(b)(c)(d) (Cost: $1,131,000; Original Acquisition Date: 03/24/2016)	1,131,000	1,129,982
Merna Re 2018-1 Class A
(T-BILL 3MO + 2.000%), 04/08/2021 (a)(b)(c)(d) (Cost: $3,493,000; Original Acquisition Date: 03/26/2018)	3,493,000	3,470,819
Ursa Re 2016-1 Class A
(T-BILL 3MO + 4.000%), 12/10/2019 (a)(b)(c)(d)(e) (Cost: $20,366,624; Original Acquisition Date: 11/21/2016)	20,333,000	20,092,054

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 15.9% (continued)
Ursa Re 2017-1 Class B
(T-BILL 3MO + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $25,785,896; Original Acquisition Date: 05/10/2017)	$25,777,000	$25,506,342
Ursa Re 2017-1 Class E
(T-BILL 3MO + 6.000%), 05/27/2020 (a)(b)(c)(d) (Cost: $28,087,000; Original Acquisition Date: 05/10/2017)	28,087,000	27,742,934
Ursa Re 2018-1 Class D
(T-BILL 3MO + 5.100%), 09/24/2021 (a)(b)(c)(d) (Cost: $11,292,000; Original Acquisition Date: 09/07/2018)	11,292,000	11,069,548

		140,568,470

Mortality/Longevity/Disease - 0.5%
Vitality Re X 2019 Class A
(T-BILL 3MO + 1.750%), 01/10/2023 (a)(b)(c)(d)(f)(g) (Cost: $1,750,000; Original Acquisition Date: 01/17/2019)	1,750,000	1,750,000
Vitality Re X 2019 Class B
(T-BILL 3MO + 2.000%), 01/10/2023 (a)(b)(c)(d)(f)(g) (Cost: $2,500,000; Original Acquisition Date: 01/17/2019)	2,500,000	2,500,000

		4,250,000

Multiperil - 26.5%
Armor Re II 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,864,000; Original Acquisition Date: 04/10/2018)	1,864,000	1,858,874
Blue Halo Re 2016-1 Class A
(T-BILL 3MO + 14.000%), 06/21/2019 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,557,625
Blue Halo Re 2016-1 Class B
(T-BILL 3MO + 19.750%), 09/21/2019 (a)(b)(c)(d) (Cost: $1,296,100; Original Acquisition Date: 06/10/2016)	1,296,100	706,375
Blue Halo Re 2016-2 Class C
(T-BILL 3MO + 8.250%), 07/26/2019 (a)(b)(c)(d)(e) (Cost: $9,200,619; Original Acquisition Date: 07/18/2016)	9,186,000	9,165,791
Bowline 2018-1 Class A
(T-BILL 3MO + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $9,450,000; Original Acquisition Date: 05/10/2018)	9,456,000	9,422,904
Buffalo Re 2017-1 Class A
(6 Month LIBOR USD + 3.480%), 04/07/2020 (a)(b)(c)(d) (Cost: $865,783; Original Acquisition Date: 08/15/2017)	864,000	858,557
Caelus 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,237,835
Caelus 2018-1 Class B
(T-BILL 3MO + 4.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	1,795,463
Caelus 2018-1 Class C
(T-BILL 3MO + 7.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,156,050
Caelus 2018-1 Class D
(T-BILL 3MO + 10.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	243,600
Caelus Re IV 2016-1 Class A
(T-BILL 3MO + 5.530%), 03/06/2020 (a)(b)(c)(d) (Cost: $5,405,770; Original Acquisition Date: 02/23/2016)	5,395,000	5,138,737

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 26.5% (continued)
Caelus Re V 2017-1 Class B
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $1,297,000; Original Acquisition Date: 04/27/2017)	$1,297,000	$291,825
Caelus Re V 2017-1 Class C
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	—
Caelus Re V 2017-1 Class D
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	—
East Lane Re VI 2015-1 Class A
(T-BILL 3MO + 3.390%), 03/13/2020 (a)(b)(c)(d) (Cost: $10,787,000; Original Acquisition Date: 03/02/2015)	10,787,000	10,758,414
Espada Reinsurance 2016-1 Class 20
(T-BILL 3MO + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $1,785,000; Original Acquisition Date: 02/12/2016)	1,785,000	1,428,000
First Coast Re 2016-1 Class A
(T-BILL 3MO + 3.820%), 06/07/2023 (a)(b)(c)(d) (Cost: $7,000,000; Original Acquisition Date: 05/25/2016)	7,000,000	6,981,100
FloodSmart Re 2018 Class A
(T-BILL 3MO + 11.250%), 08/06/2024 (a)(b)(c)(d) (Cost: $21,000,000; Original Acquisition Date: 07/25/2018)	21,000,000	20,918,100
FloodSmart Re 2018 Class B
(T-BILL 3MO + 13.500%), 08/06/2024 (a)(b)(c)(d) (Cost: $9,750,000; Original Acquisition Date: 07/25/2018)	9,750,000	9,693,938
Fortius Re 2017-1
(6 Month LIBOR USD + 3.620%), 07/07/2021 (a)(b)(c)(d) (Cost: $1,010,000; Original Acquisition Date: 07/14/2017)	1,010,000	1,006,465
Kilimanjaro Re 2018-1 Class A-1
(3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,037,943
Kilimanjaro Re 2018-1 Class B-1
(3 Month LIBOR USD + 4.650%), 05/06/2022 (a)(b)(c)(d) (Cost: $7,305,000; Original Acquisition Date: 04/18/2018)	7,305,000	7,280,528
Kilimanjaro Re 2018-2 Class A-2
(3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,027,578
Kilimanjaro Re 2018-2 Class B-2
(3 Month LIBOR USD + 4.650%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,260,659
Long Point Re III 2018-1 Class A
(T-BILL 3MO + 2.750%), 06/01/2022 (a)(b)(c)(d) (Cost: $12,643,542; Original Acquisition Date: 05/17/2018)	12,596,000	12,649,533
Northshore Re II 2017-1 Class A
(T-BILL 3MO + 7.210%), 07/06/2020 (a)(b)(c)(d) (Cost: $14,849,000; Original Acquisition Date: 06/26/2017)	14,849,000	14,931,412
Panthera 2018-1 Class A
(T-BILL 3MO + 3.500%), 03/09/2020 (a)(b)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 02/22/2018)	4,000,000	3,993,600
Residential Re 2013-II Class 1
(T-BILL 3MO + 0.500%), 03/06/2019 (a)(b)(c)(d) (Cost: $3,155,750; Original Acquisition Date: 06/28/2016)	3,155,750	2,130,131
Residential Re 2014-I Class 10
(T-BILL 3MO + 0.500%), 03/06/2019 (a)(b)(c)(d) (Cost: $13,162,000; Original Acquisition Date: 05/22/2014)	13,162,000	1

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 26.5% (continued)
Residential Re 2015-I Class 10
(T-BILL 3MO + 10.970%), 06/06/2019 (a)(b)(c)(d) (Cost: $6,053,000; Original Acquisition Date: 05/21/2015)	$6,053,000	$242,120
Residential Re 2015-I Class 11
(T-BILL 3MO + 5.960%), 06/06/2019 (a)(b)(c)(d) (Cost: $6,585,000; Original Acquisition Date: 05/21/2015)	6,585,000	5,304,218
Residential Re 2015-II Class 3
(T-BILL 3MO + 6.780%), 12/06/2021 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 11/20/2015)	12,500,000	12,327,500
Residential Re 2016-I Class 10
(T-BILL 3MO + 0.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	89,663
Residential Re 2016-I Class 11
(T-BILL 3MO + 4.750%), 06/06/2023 (a)(b)(c)(d) (Cost: $3,074,000; Original Acquisition Date: 04/28/2016)	3,074,000	2,466,885
Residential Re 2016-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $6,000,000; Original Acquisition Date: 04/28/2016)	6,000,000	5,933,100
Residential Re 2017-I Class 11
(T-BILL 3MO + 4.770%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,427,229
Residential Re 2018-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2022 (a)(b)(c)(d) (Cost: $6,147,000; Original Acquisition Date: 04/30/2018)	6,147,000	6,043,116
Residential Re 2018-II Class 2
(T-BILL 3MO + 11.500%), 12/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	4,500,000	4,439,700
Sanders Re 2014-1 Class D
(T-BILL 3MO + 3.800%), 05/25/2021 (a)(b)(c)(d) (Cost: $9,145,237; Original Acquisition Date: 05/07/2014)	9,136,000	9,152,902
Sanders Re 2017-1 Class A
(6 Month LIBOR USD + 3.070%), 12/06/2021 (a)(b)(c)(d) (Cost: $5,525,859; Original Acquisition Date: 10/17/2018)	5,500,000	5,482,675
Sanders Re 2017-2 Class A
(6 Month LIBOR USD + 3.110%), 06/05/2020 (a)(b)(c)(d)(e) (Cost: $3,142,000; Original Acquisition Date: 05/24/2017)	3,142,000	3,113,565
Sanders Re 2018-1 Class A
(T-BILL 3MO + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $10,371,000; Original Acquisition Date: 03/23/2018)	10,371,000	10,209,212
Spectrum Capital Ltd. 2017-1 A
(6 Month LIBOR USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,480,396
Spectrum Capital Ltd. 2017-1 B
(6 Month LIBOR USD + 3.500%), 06/08/2021 (a)(b)(c)(d)(e) (Cost: $16,903,000; Original Acquisition Date: 06/13/2017)	16,903,000	16,804,117
Torrey Pines Re 2017-1 Class B
(6 Month LIBOR USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $2,723,490; Original Acquisition Date: 04/27/2017)	2,718,000	2,688,917
Torrey Pines Re 2017-1 Class C
(6 Month LIBOR USD + 6.550%), 06/09/2020 (a)(b)(c)(d) (Cost: $467,000; Original Acquisition Date: 04/27/2017)	467,000	468,424

		234,204,777

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Other - 0.2%
SD Re 2018-1 Class A
(3 Month LIBOR USD + 4.000%), 10/19/2021 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 10/05/2018)	$1,500,000	$1,466,550
Cal Phoenix Re 2018-1 Class A
(3 Month LIBOR USD + 7.500%), 08/13/2021 (a)(b)(c)(d) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	285,000

		1,751,550

Windstorm - 9.3%
Alamo Re 2015-1 Class B
(T-BILL 3MO + 4.390%), 06/07/2019 (a)(b)(c)(d)(e) (Cost: $16,941,731; Original Acquisition Date: 05/06/2015)	16,941,000	16,935,071
Alamo Re 2017-1 Class A
(T-BILL 3MO + 4.850%), 06/08/2020 (a)(b)(c)(d)(e) (Cost: $6,275,514; Original Acquisition Date: 05/23/2017)	6,258,000	6,272,393
Alamo Re 2018-1 Class A
(T-BILL 3MO + 3.250%), 06/07/2024 (a)(b)(c)(d) (Cost: $18,477,127; Original Acquisition Date: 05/23/2018)	18,496,000	18,299,018
Bonanza Re 2016-1 Class A
(6 Month LIBOR USD + 3.980%), 12/31/2019 (a)(b)(c)(d) (Cost: $478,000; Original Acquisition Date: 11/28/2016)	478,000	473,889
Bonanza Re 2016-1 Class B
(6 Month LIBOR USD + 5.230%), 12/31/2019 (a)(b)(c)(d) (Cost: $946,000; Original Acquisition Date: 11/28/2016)	946,000	930,202
Citrus Re 2015-1 Class B
(T-BILL 3MO + 0.500%), 04/09/2020 (a)(b)(c)(d) (Cost: $274,596; Original Acquisition Date: 04/01/2015)	274,596	179,860
Citrus Re 2016-1 Class D-50
(T-BILL 3MO + 7.850%), 02/25/2019 (a)(b)(c)(d) (Cost: $3,447,172; Original Acquisition Date: 02/19/2016)	3,447,172	2,361,313
Cranberry Re 2017-1 Class A
(6 Month LIBOR USD + 2.000%), 07/13/2023 (a)(b)(c)(d) (Cost: $13,000,000; Original Acquisition Date: 06/05/2017)	13,000,000	12,974,000
Everglades II 2018-1 A
(T-BILL 3MO + 4.750%), 05/04/2021 (a)(b)(c)(d) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,945,953
Everglades Re II 2017-1 Class A
(T-BILL 3MO + 4.920%), 05/08/2020 (a)(b)(c)(d)(e) (Cost: $3,084,447; Original Acquisition Date: 04/27/2017)	3,083,000	3,075,138
Frontline 2018-1 Class A
(T-BILL 3MO + 7.000%), 07/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 06/12/2018)	4,500,000	4,396,050
Manatee Re 2016-1 Class A
(T-BILL 3MO + 5.890%), 03/13/2019 (a)(b)(c)(d) (Cost: $556,000; Original Acquisition Date: 03/02/2016)	556,000	556,890
Manatee Re II 2018-1 Class A
(T-BILL 3MO + 4.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,246,000; Original Acquisition Date: 03/22/2018)	2,246,000	2,243,754
Manatee Re II 2018-1 Class B
(T-BILL 3MO + 7.750%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,300,000; Original Acquisition Date: 03/22/2018)	1,300,000	1,296,165
Market Re 2016-3 Class A
4.988%, 07/08/2019 (a)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 06/21/2016)	4,000,000	3,996,525
Market Re 2017-1 Class A
2.114%, 06/08/2020 (a)(c)(d)(f)(h) (Cost: $1,066,394; Original Acquisition Date: 06/05/2017)	1,066,392	106,639

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 9.3% (continued)
Pelican Re 2018-1 Class A
(3 Month LIBOR USD + 2.250%), 07/05/2021 (a)(b)(c)(d) (Cost: $1,046,000; Original Acquisition Date: 04/23/2018)	$1,046,000	$1,033,710

		82,076,570

		462,851,367

TOTAL EVENT LINKED BONDS (Cost $750,559,128)		699,999,156

PARTICIPATION NOTES - 7.9%
Global - 7.9%
Multiperil - 7.9%
Eden Re II 2019-1 Class A
03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $24,950,000; Original Acquisition Date: 12/14/2018)	24,950,000	25,209,279
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(f)(i) (Cost: $9,417,000; Original Acquisition Date: 06/20/2018)	9,417,000	9,699,510
Limestone Re 2019-1 A
09/09/2022 (a)(c)(d)(f)(i) (Cost: $5,756,000; Original Acquisition Date: 12/24/2018)	5,756,000	5,748,517
Sector Re V Series 7 Class B
03/01/2022 (a)(d)(f)(i) (Cost: $699,058; Original Acquisition Date: 04/27/2017)	699,058	847,016
Sector Re V Series 7 Class G
03/01/2022 (a)(d)(f)(i) (Cost: $2,281,525; Original Acquisition Date: 04/27/2017)	2,281,525	1,648,287
Sector Re V Series 8 Class A
03/01/2023 (a)(d)(f)(i) (Cost: $842,000; Original Acquisition Date: 04/24/2018)	842,000	721,890
Sector Re V Series 8 Class B
03/01/2023 (a)(d)(f)(i) (Cost: $8,324,651; Original Acquisition Date: 04/24/2018)	8,324,651	7,144,326
Sector Re V Series 8 Class F
03/01/2023 (a)(d)(f)(i) (Cost: $6,159,000; Original Acquisition Date: 04/24/2018)	6,159,000	6,138,323
Sector Re V Series 8 Class G
03/01/2023 (a)(d)(f)(i) (Cost: $12,685,871; Original Acquisition Date: 04/24/2018)	12,685,871	12,645,482

TOTAL PARTICIPATION NOTES (Cost $71,115,105)		69,802,630

	SHARES	FAIR VALUE
PREFERENCE SHARES - 9.5%
Global - 9.5%
Multiperil - 9.5%
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $15,921,291; Original Acquisition Date: 05/07/2015)	18,011	9,746,896
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $26,988,323; Original Acquisition Date: 04/30/2014)	28,192	30,333,161
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $6,237,378; Original Acquisition Date: 12/30/2014)	6,300	5,593,392
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	9,509,293
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	12,364,534
Rondout (Artex Segregated Account Company) (a)(d)(f)(g) (Cost: $12,767,736; Original Acquisition Date: 05/29/2015)	11,118	9,482,310
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $8,502,183; Original Acquisition Date: 05/17/2016)	12,496	6,509,409

TOTAL PREFERENCE SHARES (Cost $97,301,411)		83,538,995

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.27% (j)	5,028,198	$5,028,198
First American Government Obligations Fund - Class Z - 2.32% (j)	5,028,197	5,028,197
First American Treasury Obligations Fund - Class Z - 2.30% (j)	5,028,197	5,028,197
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (j)	5,028,198	5,028,198
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (j)	5,028,198	5,028,198

TOTAL SHORT-TERM INVESTMENTS (Cost $25,140,988)		25,140,988

TOTAL INVESTMENTS (Cost $944,116,632) - 99.4%		878,481,769

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		5,505,163

TOTAL NET ASSETS - 100.0%		$883,986,932

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $849,508,010. Foreign concentration is as follows: Bermuda: 77.5%, Cayman Islands: 9.5%, Ireland: 6.2%, Supranational: 1.9%, and Great Britain: 1.0%

(b)

Variable rate security. Reference rates as of January 31, 2019 are as follows: 3 Month LIBOR 2.74%, 3 Month EURIBOR -0.31%, 6 Month LIBOR 2.80%, and T-BILL 3 Month 2.36%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2019 was $740,656,462, which represented 83.8% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $91,124,447, which represents 10.3% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS SOLD
Euro FX, March 2019 Settlement	96	$13,783,800	$(28,934)

TOTAL FUTURES CONTRACTS SOLD		$13,783,800	$(28,934)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 0.5%
Fidelity Investments Money Market Funds - Government Portfolio - 2.27% (a)	131,471	$131,471
First American Government Obligations Fund - Class Z - 2.32% (a)	131,472	131,472
First American Treasury Obligations Fund - Class Z - 2.30% (a)	131,472	131,472
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (a)	131,471	131,471
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (a)	131,471	131,471

		657,357

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.9%
2.448%, 08/15/2019 (b)(c)	$16,060,000	15,850,350
2.671%, 10/10/2019 (b)(c)	4,400,000	4,325,760
2.718%, 11/07/2019 (b)(c)	83,900,000	82,308,032
2.650%, 12/05/2019 (b)(c)	900,000	881,185
2.608%, 01/02/2020 (b)(c)	17,500,000	17,100,237

		120,465,564

TOTAL SHORT-TERM INVESTMENTS (Cost $120,997,716)		121,122,921

TOTAL INVESTMENTS (Cost $120,997,716) - 100.4%		121,122,921

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(511,089)

TOTAL NET ASSETS - 100.0%		$120,611,832

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 02/01/2019, Strike Price $2655.00	2	$540,820	$105
CBOE S&P 500 Index, Expires 02/01/2019, Strike Price $2665.00	50	13,520,500	4,500
CBOE S&P 500 Index, Expires 02/01/2019, Strike Price $2675.00	85	22,984,850	14,025
CBOE S&P 500 Index, Expires 02/04/2019, Strike Price $2675.00	50	13,520,500	18,750
CBOE S&P 500 Index, Expires 02/04/2019, Strike Price $2680.00	30	8,112,300	13,800
CBOE S&P 500 Index, Expires 02/04/2019, Strike Price $2695.00	55	14,872,550	63,800
CBOE S&P 500 Index, Expires 02/04/2019, Strike Price $2700.00	10	2,704,100	16,700
CBOE S&P 500 Index, Expires 02/06/2019, Strike Price $2675.00	97	26,229,770	75,660
CBOE S&P 500 Index, Expires 02/06/2019, Strike Price $2695.00	50	13,520,500	74,000
CBOE S&P 500 Index, Expires 02/06/2019, Strike Price $2700.00	20	5,408,200	19,800

TOTAL PUT OPTIONS			301,140

(Premiums Received $708,392)

TOTAL WRITTEN OPTIONS			$301,140

(Premiums Received $708,392)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 99.5%
Money Market Funds - 0.3%
Fidelity Investments Money Market Funds - Government Portfolio - 2.27% (a)	32,124	$32,124
First American Government Obligations Fund - Class Z - 2.32% (a)	32,123	32,123
First American Treasury Obligations Fund - Class Z - 2.30% (a)	32,123	32,123
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (a)	32,124	32,124
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (a)	32,124	32,124

		160,618

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 99.2%
2.211%, 03/28/2019 (b)(c)	$250,000	249,178
2.267%, 04/25/2019 (b)(c)	3,860,000	3,839,220
2.331%, 05/23/2019 (b)(c)	250,000	248,177
2.352%, 06/20/2019 (b)(c)	1,850,000	1,833,017
2.423%, 07/18/2019 (b)(c)	2,250,000	2,224,846
2.457%, 08/15/2019 (b)(c)	1,200,000	1,184,335
2.581%, 09/12/2019 (b)(c)	2,100,000	2,068,715
2.661%, 10/10/2019 (b)(c)	3,000,000	2,949,382
2.682%, 11/07/2019 (b)(c)	2,850,000	2,795,922
2.672%, 12/05/2019 (b)(c)	700,000	685,366
2.608%, 01/02/2020 (b)(c)	25,200,000	24,624,341

		42,702,499

TOTAL SHORT-TERM INVESTMENTS (Cost $42,843,658)		42,863,117

TOTAL INVESTMENTS (Cost $42,843,658) - 99.5%		42,863,117

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		206,696

TOTAL NET ASSETS - 100.0%		$43,069,813

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All of a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE Russell 2000 Index, Expires 2/1/2019, Strike Price $1,480.00	177	$26,539,734	$22,125
CBOE Russell 2000 Index, Expires 2/1/2019, Strike Price $1,490.00	110	16,493,620	32,670

TOTAL PUT OPTIONS			54,795

(Premiums Received $304,305)

TOTAL WRITTEN OPTIONS			$54,795

(Premiums Received $304,305)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 100.0%
Open-End Mutual Funds - 100.0%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	6,586,474	$64,152,258
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	3,241,181	32,022,869

TOTAL INVESTMENT COMPANIES (Cost $96,634,624)		96,175,127

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 2.27% (b)	31,092	31,092
First American Government Obligations Fund - Class Z - 2.32% (b)	31,091	31,091
First American Treasury Obligations Fund - Class Z - 2.30% (b)	31,091	31,091
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (b)	31,092	31,092
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (b)	31,092	31,092

TOTAL SHORT-TERM INVESTMENTS (Cost $155,458)		155,458

TOTAL INVESTMENTS (Cost $96,790,082) - 100.1%		96,330,585

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(120,468)

TOTAL NET ASSETS - 100.0%		$96,210,117

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 1.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.1%
Money Market Funds - 3.3%
Fidelity Investments Money Market Funds - Government Portfolio - 2.27% (a)	155,782	$155,782
First American Government Obligations Fund - Class Z - 2.32% (a)	155,782	155,782
First American Treasury Obligations Fund - Class Z - 2.30% (a)	155,781	155,781
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (a)	155,782	155,782
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (a)	155,782	155,782

		778,909

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 97.8%
2.275%, 05/23/2019 (b)(c)	$1,500,000	1,489,062
2.365%, 06/20/2019 (b)(c)	3,000,000	2,972,460
2.407%, 07/18/2019 (b)(c)	6,500,000	6,427,332
2.450%, 08/15/2019 (b)(c)	8,100,000	7,994,261
2.608%, 01/02/2020 (b)(c)	3,900,000	3,810,910

		22,694,025

TOTAL SHORT-TERM INVESTMENTS (Cost $23,477,167)		23,472,934

TOTAL INVESTMENTS (Cost $23,477,167) - 101.1%		23,472,934

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(265,646)

TOTAL NET ASSETS - 100.0%		$23,207,288

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CAC 40 Index, Expires 02/15/2019, Strike Price EUR 4.950.00	22	$1,257,223	$12,264
DAX Index, Expires 02/01/2019, Strike Price EUR 11,100.00	38	2,429,852	3,458
Euro Stoxx 50 Index, Expires 02/01/2019, Strike Price EUR 3,150.00	113	4,086,389	8,278
FTSE 100 Index, Expires 02/15/2019, Strike Price GBP 6.900.00	27	2,467,885	18,415
FTSE 100 Index, Expires 02/15/2019, Strike Price GBP 6.925.00	26	2,376,482	20,972
Hang Seng Index, Expires 02/27/2019, Strike Price HKD 27,400.00	3	534,126	4,951
Nikkei 225 Index, Expires 02/08/2019, Strike Price JPY 20,375.00	32	6,102,838	24,384
S&P/ASX 200 Index, Expires 02/21/2019, Strike Price AUD 5,825.00	42	1,790,459	17,829
S&P/ASX 200 Index, Expires 02/21/2019, Strike Price AUD 5,900.00	1	42,630	692
Swiss Market Index, Expires 02/15/2019, Strike Price CHF 8,950.00	26	2,345,025	22,250

TOTAL PUT OPTIONS			133,493

(Premiums Received $308,468)
TOTAL WRITTEN OPTIONS			$133,493

(Premiums Received $308,468)

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

Schedule of Investments as of January 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 98.7%
Open-End Mutual Funds - 98.7%
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,337,314	$12,370,155
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	851,878	8,297,297
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	418,550	4,135,269

TOTAL INVESTMENT COMPANIES (Cost $25,584,765)		24,802,721

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Funds - Government Portfolio - 2.27% (b)	54,995	54,995
First American Government Obligations Fund - Class Z - 2.32% (b)	54,995	54,995
First American Treasury Obligations Fund - Class Z - 2.30% (b)	54,995	54,995
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 2.30% (b)	54,994	54,994
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 2.28% (b)	54,994	54,994

TOTAL SHORT-TERM INVESTMENTS (Cost $274,973)		274,973

TOTAL INVESTMENTS (Cost $25,859,738) - 99.8%		25,077,694

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		41,971

TOTAL NET ASSETS - 100.0%		$25,119,665

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 1.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International Developed Markets VRP Fund, the “International VRP Portfolio of Funds”) (collectively, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have early adopted this standard effective October 31, 2018, and the changes are incorporated into the financial statements.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 3 to level 2 occurred because broker quotes became available for securities that the Adviser Valuation Committee had previously fair valued. The following table summarizes the inputs used to value the Funds’ investments as of January 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
Global	$—	$182,485,884	$8,981,162	$191,467,046
Japan	—	45,680,743	—	45,680,743
United States	—	450,504,603	12,346,764	462,851,367

Total Event-Linked Bonds	—	678,671,230	21,327,926	699,999,156
Participation Notes	—	—	69,802,630	69,802,630
Preference Shares(1)	—	—	83,538,995	83,538,995
Money Market Funds	25,140,988	—	—	25,140,988

Total Assets	$25,140,988	$678,671,230	$174,669,551	$878,481,769

Other Financial Instruments*
Unrealized depreciation on futures	$(28,934)	$—	$—	$(28,934)

Total	$(28,934)	$—	$—	$(28,934)

U.S. Large Cap VRP Fund(2)
Assets
Money Market Funds	$657,357	$—	$—	$657,357
U.S. Treasury Bills	—	120,465,564	—	120,465,564

Total Assets	$657,357	$120,465,564	$—	$121,122,921

Liabilities
Written Options	$(188,325)	$(112,815)	$—	$(301,140)

Total Liabilities	$(188,325)	$(112,815)	$—	$(301,140)

U.S. Small Cap VRP Fund(2)
Assets
Money Market Funds	$160,618	$—	$—	$160,618
U.S. Treasury Bills	—	42,702,499	—	42,702,499

Total Assets	$160,618	$42,702,499	$—	$42,863,117

Liabilities
Written Options	$(32,670)	$(22,125)	$—	$(54,795)

Total Liabilities	$(32,670)	$(22,125)	$—	$(54,795)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
U.S. VRP Master Fund(2)
Assets
Investment Companies - Open End	$96,175,127	$—	$—	$96,175,127
Money Market Funds	155,458	—	—	155,458

Total Assets	$96,330,585	$—	$—	$96,330,585

International Developed Markets VRP Fund(2)
Assets
Money Market Funds	$778,909	$—	$—	$778,909
U.S. Treasury Bills	—	22,694,025	—	22,694,025

Total Assets	$778,909	$22,694,025	$—	$23,472,934

Liabilities
Written Options	$(121,229)	$(12,264)	$—	$(133,493)

Total Liabilities	$(121,229)	$(12,264)	$—	$(133,493)

Global Equity VRP Master Fund(2)
Assets
Investment Companies - Open End	$24,802,721	$—	$—	$24,802,721
Money Market Funds	274,973	—	—	274,973

Total Assets	$25,077,694	$—	$—	$25,077,694

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2019, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2019:

	High Yield Fund
	Event- Linked Bonds	Participation Notes	Preference Shares
Beginning Balance - November 1, 2018	$19,105,273	$40,561,377	$97,609,587
Acquisitions	4,250,000	30,706,000	—
Dispositions	(492,073)	(902,128)	—
Realized losses	(4,120,144)	(504,429)	—
Return of capital	—	(1,604,537)	(3,886,697)
Change in unrealized appreciation (depreciation)	6,290,748	1,546,347	(10,183,895)
Transfers out of Level 3	(3,705,878)	—	—

Ending Balance - January 31, 2019	$21,327,926	$69,802,630	$83,538,995

As of January 31, 2019, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund was $134,350 for Event-Linked Bonds, $1,546,347 for Participation Notes, and ($10,118,447) for Preference Shares.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2019.

High Yield Fund Type of Security	Industry	Fair Value at 1/31/19	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Event-Linked Bonds	Financial Services	$4,250,000	Insurance industry loss model	Estimated losses:	$0.0MM-$0.0MM	$0.0MM
				Estimated premium earned:	$0.0MM-$0.0MM	$0.0MM

Participation Notes	Financial Services	$25,209,279	Insurance industry loss model	Estimated losses:	$2.5MM-$2.5MM	$2.5MM
				Estimated premium earned:	$4.0MM-$4.0MM	$4.0MM

Preference Shares	Financial Services	$61,665,168	Insurance industry loss model	Estimated losses:	$0.0MM-$8.9MM	$3.0MM
				Estimated premium earned:	$0.0MM-$6.6MM	$3.8MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $17,077,926 for Event-Linked Bonds, $44,593,351 for Participation Notes and $21,873,827 for Preference Shares.

Derivative Transactions – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended January 31, 2019. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts – The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund and International Developed Markets VRP Fund held futures contracts during the period ended January 31, 2019. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended January 31, 2019, was as follows:

	High Yield Fund	International Developed Markets VRP Fund
Total short futures contracts	$16,264,991	$0

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund wrote call or put options during the period ended January 31, 2019. These Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended January 31, 2019, were as follows:

	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund
Written Options	$944,081	$262,961	$287,742

The table below reflects the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund
Futures
Foreign exchange contracts	Net assets - Unrealized depreciation*	$28,934

U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	301,140

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	54,795

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	133,493

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

2. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the period ended January 31, 2019. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund
	U.S. Large Cap VRP Fund - Class I	U.S. Small Cap VRP Fund - Class I		Total
November 1, 2018 Balance
Shares	10,277,215	5,138,273
Cost	$103,508,233	$51,073,055		$154,581,288
Additions
Shares	1,748,895	871,934
Cost	$16,550,000	$8,350,000
Reductions
Shares	5,439,636	2,769,024
Cost	$54,806,541	$28,040,123
January 31, 2019 Balance
Shares	6,586,474	3,241,183
Cost	$65,251,692	$31,382,932		$96,634,624
Value	$64,152,258	$32,022,869		$96,175,127
Dividend Income	$—	$39,063		$39,063
Realized Gain/(Loss)	$(3,806,541)	$(1,390,536	)(1)	$(5,197,077)
Change in Unrealized Appreciation	$1,486,548	$998,236		$2,484,784

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund - Class I	U.S. Small Cap VRP Fund - Class I		International Developed Markets VRP Fund - Class I	Total
November 1, 2018 Balance
Shares	$1,131,592	$565,620		1,807,218
Cost	$11,680,044	$5,634,637		$17,330,012	$34,644,693
Additions
Shares	26,305	20,815		21,468
Cost	$250,000	$200,000		$200,000
Reductions
Shares	306,019	167,885		491,372
Cost	$3,237,675	$1,687,249		$4,785,004
January 31, 2019 Balance
Shares	851,878	418,550		1,337,314
Cost	$8,692,369	$4,147,388		$12,745,008	$25,584,765
Value	$8,297,297	$4,135,269		$12,370,155	$24,802,721
Dividend Income	$—	$4,996		$—	$4,996
Realized Gain/(Loss)	$(337,674)	$(36,138	)(2)	$(285,006)	$(658,818)
Change in Unrealized Appreciation	$172,738	$39,849		$202,251	$414,838

(1)	Includes $399,587 of long-term capital gain distributions.
(2)	Includes $51,110 of long-term capital gain distributions.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	4/1/19

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial
Officer, Chief Financial Officer and Chief
Accounting Officer

Date	4/1/19

*	Print the name and title of each signing officer under his or her signature.